Variable Interest Entities (Tables)	12 Months Ended
Nov. 30, 2019
Variable Interest Entity, Measure of Activity [Abstract]
Assets And Liabilities Of Consolidated VIEs
The following table presents information about the assets and liabilities of our consolidated securitization vehicles VIEs, which are presented in the Consolidated Statements of Financial Condition in the respective asset and liability categories (in millions). The assets and liabilities in the table below are presented prior to consolidation and thus a portion of these assets and liabilities are eliminated in consolidation.

	November 30, 2019	November 30, 2018

Securities purchased under agreements to resell (1)	$2,467.3	$883.1
Receivables	605.6	626.0
Other	38.7	78.4
Total assets	$3,111.6	$1,587.5

Other secured financings (2)	$3,068.6	$1,535.3
Other (3)	20.1	45.9
Total liabilities	$3,088.7	$1,581.2

(1)	Securities purchased under agreements to resell represent an amount due under a collateralized transaction on related consolidated entities, which are eliminated in consolidation.

(2)	Approximately $1.0 million of the secured financing represent amounts held by us in inventory and are eliminated in consolidation at November 30, 2018.
(3)
Includes $17.7 million and $44.1 million at November 30, 2019 and 2018, respectively, of intercompany payables that are eliminated in consolidation.

Non-Consolidated Variable Interest Entities
The following tables present information about our variable interests in nonconsolidated VIEs (in millions):

	Financial Statement Carrying Amount		Maximum Exposure to Loss	VIE Assets
	Assets	Liabilities
November 30, 2019
CLOs	$152.6	$0.6	$505.3	$7,845.0
Consumer loan and other asset-backed vehicles	358.3	—	490.6	2,354.8
Related party private equity vehicles	23.0	—	34.3	71.4
Other investment vehicles	574.0	—	766.1	9,255.0
Total	$1,107.9	$0.6	$1,796.3	$19,526.2

November 30, 2018
CLOs	$45.2	$—	$571.4	$3,281.9
Consumer loan and other asset-backed vehicles	462.1	—	807.1	3,273.1
Related party private equity vehicles	35.5	—	53.5	108.3
Other investment vehicles	203.6	—	214.7	5,719.1
Total	$746.4	$—	$1,646.7	$12,382.4